Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,425,926	$ 3,642,521
Accounts receivable, net	46,390	16,029
Loan to employee		172,013
Loan receivable - related party	92,831	78,624
Security deposit - current portion	500,000	46,512
Prepaid expenses and other current assets	187,994	392,011
Total Current Assets	2,253,141	4,347,710
NON-CURRENT ASSETS:
Security deposit - non-current portion	112,891	605,588
Property and equipment, net	102,882	132,016
Operating lease right-of-use assets	662,609	979,885
Long-term investment	578,749	143,346
Total Non-current Assets	1,457,131	1,860,835
Total Assets	3,710,272	6,208,545
CURRENT LIABILITIES:
Deferred revenue		63,246
Salary payable	131,445	174,741
Accrued liabilities and other payables	94,799	222,152
Due to related parties	1,433	6,030
Operating lease liabilities - current	430,352	339,330
Total Current Liabilities	658,029	805,499
NON-CURRENT LIABILITIES:
Loan payable	41,250
Operating lease liabilities – non-current	315,190	648,334
Total Non-current Liabilities	356,440	648,334
Total Liabilities	1,014,469	1,453,833
Commitments and Contingencies
SHAREHOLDERS' EQUITY:
Common shares ($0.001 par value; 500,000,000 shares authorized; 20,820,000 shares issued and outstanding at December 31, 2020, and 56,070,000 shares issued and 20,070,000 outstanding at December 31, 2019)	20,820	56,070
Additional paid-in capital	12,233,589	11,229,339
Less: treasury stock, at cost; (nil and 36,000,000 shares at December 31, 2020 and December 31, 2019, respectively)		(36,000)
Accumulated deficit	(9,556,899)	(6,375,303)
Accumulated other comprehensive loss	(1,707)	(119,394)
Total Shareholders’ Equity	2,695,803	4,754,712
Total Liabilities and Shareholders’ Equity	$ 3,710,272	$ 6,208,545